Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of accounts receivable

As at December 31	2021	2020
Trade accounts receivable	$4,593	$5,097
Other accounts receivable	66	156

	$4,659	$5,253